May 01, 2016
SUPPLEMENT DATED JULY 1, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASSES D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Classes D, I and P Shares prospectus dated May 1, 2016 (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective on June 30, 2016 unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Equity Index Portfolio and Small-Cap Index Portfolio – In the Principal Investment Strategies subsection, the following sentence was added as the second sentence of the third paragraph:

The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

In the Principal Risks subsection, the following risk was added:

•	Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

Small-Cap Equity Portfolio – In the Principal Investment Strategies – BlackRock managed portion subsection, the first sentence of the second paragraph was replaced with the following:

BlackRock’s portion of the Fund will generally hold any number of the stocks in the index and tries to match its industry weightings and characteristics. This portion of the Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

In the Principal Risks – BlackRock managed portion subsection, the following risk was added:

•	Industry Concentration Risk: Concentrating investments in a single industry and related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

Health Sciences Portfolio – In the Principal Investment Strategies subsection, the following sentence was added at the end of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in health sciences and related industries.

In the Principal Risks subsection, Industry Concentration Risk was replaced with the following:

•	Industry Concentration Risk: Concentrating investments in a single industry and related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund concentrates in securities of companies in health sciences and related industries, the Fund may perform poorly during a downturn in those industries.

Real Estate Portfolio – In the Principal Investment Strategies subsection, the following sentence was added as the second to last sentence of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in real estate and related industries.

In the Principal Risks subsection, Industry Concentration Risk was replaced with the following:

•	Industry Concentration Risk: Concentrating investments in a single industry and related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund concentrates in securities of companies in real estate and related industries, the Fund may perform poorly during a downturn in those industries.

Technology Portfolio – In the Principal Investment Strategies subsection, the following sentence was added as the second to last sentence of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.

In the Principal Risks subsection, Industry Concentration Risk was replaced with the following:

•	Industry Concentration Risk: Concentrating investments in a single industry and related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund concentrates in securities of companies in technology and related industries, the Fund may perform poorly during a downturn in those industries.

SUPPLEMENT DATED JULY 1, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class P Shares prospectus dated May 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective on June 30, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio and PD High Yield Bond Market Portfolio – In the Principal Investment Strategies subsection for each Fund, the following sentence was added to the end of the second paragraph:

The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

PD Large-Cap Growth Index Portfolio and PD Large-Cap Value Index Portfolio – In the Principal Investment Strategies subsection for each Fund, the first sentence of the second paragraph was replaced with the following:

The Fund will generally hold substantially all of the stocks in the index and tries to match its industry weightings and characteristics. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio – In the Principal Investment Strategies subsection for each Fund, the first sentence of the second paragraph was replaced with the following:

The Fund will generally hold any number of the stocks in the index and tries to match its industry weightings and characteristics. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio, PD High Yield Bond Market Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio – In the Principal Risks subsection for each Fund, the following risk was added:

•	Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.